Consolidated Financial Position (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Financial Position
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common stock, Authorized shares	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, Issued shares	814,894,624	814,894,624	814,894,624
Treasury stock, shares	167,361,280	176,071,910	190,171,905